UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-22185

                                   IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2015

IndexIQ Trust

IQ Hedge Multi-Strategy Plus Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by NYLIFE Distributors, LLC which is affiliated with IndexIQ, the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with the semi-annual report for IQ Hedge Multi-Strategy Plus Fund for the six months ended October 31, 2015.

This semi-annual period was the first six months since the April 15, 2015, acquisition of IndexIQ by New York Life Investment Management — certainly a highlight. However, such an exciting time for our organizations was counter-balanced by the challenges in the financial markets, as heightened levels of volatility affected various global asset classes. For example, the Dow Jones Industrial Average experienced a new high on May 19, 2015, only to see a significant double-digit correction on August 25, 2015. Indeed, the Volatility Index (VIX), a widely used measure of market risk often referred to as the “investor fear gauge,” had spiked to more than 40 on August 24, 2015. (VIX values greater than 30 are generally associated with a large amount of volatility as a result of investor fear or uncertainty, while values below 20 generally correspond to less stressful, even complacent, times in the markets.)

For the six-month reporting period overall, the U.S. equity market, as represented by the S&P 500® Index, returned 0.77% with an annualized volatility of 16.83%. International equities, as represented by the MSCI EAFE® Index, fared worse, returning -6.25% in U.S. dollar terms, largely impacted by the 3.82% gain in the U.S. dollar versus a basket of 10 global currencies during the semi-annual period, as measured by the Bloomberg Dollar Spot Index. Emerging- market equities, as represented by the MSCI Emerging Markets Index, returned -17.55%, with the BRIC countries (Brazil, Russia, India and China) returning -21.67%, as measured by the MSCI BRIC Index. Weakness in emerging-market equities for most of the six-month reporting period reflected concerns about slowing economic growth, particularly in China, and the impact of weak commodity prices, particularly the sharp decline in oil prices. The HFRI Fund of Funds Composite returned -2.80% with an annualized volatility of 4.56%. Given a comparatively strong rebound in global equities during October 2015 on easing concerns about global economic growth and indications of continued monetary easing by several central banks, the VIX ended the semi-annual period on October 31, 2015, at just 15.07.

With a strong U.S. dollar and lower global demand for commodities amidst sluggish economic growth, especially in China, commodities performed poorly during the semi-annual period. The Bloomberg Commodity Index returned -15.71% with an annualized volatility of 15.46%. Crude oil prices were weakest, with the Bloomberg Composite Crude Oil Index returning -28.78%. Although oil prices continued their downward slide from their peak in June 2014, futures for West Texas Intermediate oil bottomed at $38.24 per barrel and then improved to close October 2015 at $46.59 per barrel. Within the Bloomberg Commodity Index, industrial metals returned -24.12%, and precious metals returned -3.85%.

In the background throughout the semi-annual period and impacting the fixed-income markets, as well as equities and commodities, was anticipation about the timing of a potential increase of short-term U.S. interest rates by the Federal Reserve (the “Fed”). The Fed met in June, July, September and October 2015 but kept rates unchanged at the near-zero level throughout. In turn, short-term U.S. Treasurys, as measured by the Barclays Short Treasury Index, returned 0.07% for the semi-annual period, and the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10%. Large-cap real estate securities, also an interest rate-sensitive market segment, were somewhat stronger, returning 1.63%, as measured by the Bloomberg REIT Large Cap Index. However, small-cap real estate securities, as measured by the Bloomberg REIT Small Cap Index, returned -4.48% with an annualized volatility of 14.73%.

Investors have long recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment. Certainly, diversification does not eliminate the risk of experiencing investment loss, especially when measured during brief and volatile time periods such as the six months ended October 31, 2015. But despite the macro challenges of the semi-annual period, we believe the solutions provided by the multi-asset class, hedged approach of IQ Hedge Multi-Strategy Plus Fund and the ETFs within the IndexIQ ETF Trust give investors with a long-term perspective the opportunity to enhance portfolio construction in a manner more attractive than those of typical alternative asset strategies.

Shareholder Letter (unaudited) (continued)

On the following pages, you will find a schedule of investments and financial statements for the IQ Hedge Multi-Strategy Plus Fund for the semi-annual reporting period ended October 31, 2015.

Thank you for being a part of the IQ Hedge Multi-Strategy Plus Fund. We value your ongoing confidence in us and look forward to serving your investment needs in the future. We also invite you to take this time to consider a broader diversification strategy by including ETFs from within the IndexIQ ETF Trust in your investment portfolio. You can find out more about IQ Hedge Multi-Strategy Plus Fund and our array of ETF alternative investment solutions at www.indexiq.com or by calling us at 1-888-934-0777.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments, reinvested dividends and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period 05/01/15 to 10/31/15” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/15	Ending Account Value 10/31/15	Annualized Expense Ratios During the Period 05/01/15 to 10/31/15	Expenses Paid During the Six Month Period 05/01/15 to 10/31/15†
Class A Shares
Actual	$1,000.00	$ 954.70	1.75%	$8.60
Hypothetical (5% return before expenses)	$1,000.00	$1,016.34	1.75%	$8.87
Class I Shares
Actual	$1,000.00	$ 956.70	1.28%	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.28%	$6.50

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Summary

October 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($ mil): $149.5

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investment Companies	% of Net Assets
Investment Grade Corporate Bond Funds	28.9%
Floating Rate Funds	14.3
U.S. Short Term Treasury Bond Fund	12.3
Aggregate Bond Funds	10.7
U.S. Small Cap Growth Funds	8.0
Money Market Funds	5.3
Convertible Bonds Fund	3.8
U.S. Small Cap Core Fund	3.3
International Equity Core Fund	3.2
U.S. Large Cap Value Funds	2.6
Currency Strategy Fund	2.0
Euro Fund	1.7
Europe Equity Funds	1.7
U.S. Large Cap Core Fund	1.4
International Bond Fund	1.3
Emerging Markets Fund	0.8
Volatility Fund	0.8
International REITS Fund	0.8
BRIC Equity Funds	0.7
U.S. Large Cap Growth Funds	0.4
Broad Fund	0.2
Silver Fund	0.2
Emerging Equity Funds	0.2
Total Investments	104.6
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

Schedule of Investments

October 31, 2015 (unaudited)

	Shares	Value

Exchange Traded Notes — 0.5%

Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index
Total Return*(b)	3,260	$79,088

Volatility Fund — 0.5%
iPATH S&P 500 VIX Mid-Term Futures*	67,934	752,030
Total Exchange Traded Notes
(Cost $899,668)		831,118

Investment Companies — 98.8%

Aggregate Bond Funds — 10.7%
iShares Core U.S. Aggregate Bond ETF	71,613	7,838,043
SPDR Barclays Aggregate Bond ETF(c)	5,100	295,086
Vanguard Total Bond Market ETF(c)	96,562	7,897,806
Total Aggregate Bond Funds		16,030,935

BRIC Equity Funds — 0.7%
iShares India 50 ETF(b)	1,724	48,237
iShares MSCI Brazil Capped ETF(b)	29,490	674,436
iShares MSCI India ETF	7,006	199,531
iShares MSCI Russia Capped ETF	1,118	14,221
Market Vectors Russia ETF	7,132	119,176
Total BRIC Equity Funds		1,055,601

Broad Fund — 0.2%
PowerShares DB Commodity Index
Tracking Fund*	16,189	246,073

Convertible Bonds Fund — 3.8%
SPDR Barclays Convertible
Securities ETF(c)	120,678	5,618,768

Currency Strategy Fund — 2.0%
PowerShares DB G10 Currency
Harvest Fund*(c)	128,662	2,975,952

Emerging Equity Funds — 0.2%
iShares MSCI Emerging Markets ETF(c)	3,232	112,700
Vanguard FTSE Emerging Markets ETF(c)	5,244	182,701
Total Emerging Equity Funds		295,401

Emerging Markets Fund — 0.8%
Wisdomtree Emerging Currency
Strategy Fund*(b)	71,161	1,226,816

Euro Fund — 1.7%
CurrencyShares Euro Trust*(b)(c)	23,947	2,580,529

Europe Equity Funds — 1.7%
iShares Europe ETF(c)	5,538	233,869
iShares MSCI Eurozone ETF	25,727	948,040
Vanguard FTSE Europe ETF(c)	24,118	1,256,065
Total Europe Equity Funds		2,437,974

Floating Rate Funds — 14.3%
PowerShares Senior Loan Portfolio(b)(c)	811,701	18,669,123
SPDR Blackstone/GSO
Senior Loan ETF(b)(c)	56,456	2,689,564
Total Floating Rate Funds		21,358,687

International Bond Fund — 1.3%
SPDR DB International Government
Inflation-Protected Bond ETF	37,063	1,950,626

	Shares	Value

Investment Companies (continued)

International Equity Core Fund — 3.2%
iShares MSCI EAFE ETF(c)	53,482	$3,268,285
Vanguard FTSE Developed Markets ETF(c)	41,597	1,582,350
Total International Equity Core Fund		4,850,635

International REITS Fund — 0.8%
SPDR Dow Jones International
Real Estate ETF(b)	27,841	1,154,288

Investment Grade Corporate Bond Funds — 28.9%
iShares Core Credit Bond ETF(c)	13,193	1,436,058
iShares iBoxx $ Investment Grade
Corporate Bond ETF(c)	358,672	41,756,594
Total Investment Grade Corporate
Bond Funds		43,192,652

Silver Fund — 0.2%
iShares Silver Trust*	20,164	298,427

U.S. Large Cap Core Fund — 1.4%
SPDR S&P 500 ETF Trust(b)	10,410	2,164,551

U.S. Large Cap Growth Funds — 0.4%
Guggenheim S&P 500 Pure Growth ETF	261	21,653
iShares Russell 1000 Growth ETF	2,894	292,554
iShares S&P 500 Growth ETF(b)	1,076	126,957
Vanguard Growth ETF(b)	1,794	196,066
Total U.S. Large Cap Growth Funds		637,230

U.S. Large Cap Value Funds — 2.6%
Guggenheim S&P 500 Pure Value ETF(c)	1,118	57,543
iShares Russell 1000 Value ETF(c)	18,319	1,837,212
iShares S&P 500 Value ETF(c)	6,807	614,196
Vanguard Value ETF(c)	16,106	1,330,678
Total U.S. Large Cap Value Funds		3,839,629

U.S. Short Term Treasury Bond Fund — 12.3%
iShares 1-3 Year Treasury Bond ETF(c)	76,386	6,479,824
iShares Short Treasury Bond ETF(c)	18,020	1,987,066
SPDR Barclays 1-3 Month T-Bill ETF*(c)	33,218	1,517,398
Vanguard Short-Term Bond ETF(c)	105,204	8,441,569
Total U.S. Short Term Treasury Bond Fund		18,425,857

U.S. Small Cap Core Fund — 3.3%
iShares Russell 2000 ETF	43,012	4,961,004

U.S. Small Cap Growth Funds — 8.0%
iShares Russell 2000 Growth ETF(c)	38,682	5,475,437
iShares S&P Small-Cap 600
Growth ETF(b)(c)	22,285	2,831,532
Vanguard Small-Cap Growth ETF(b)	29,246	3,605,739
Total U.S. Small Cap Growth Funds		11,912,708

Volatility Fund — 0.3%
ProShares VIX Mid-Term Futures ETF*	7,984	430,018
Total Investment Companies
(Cost $145,533,134)		147,644,361

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2015 (unaudited)

	Shares	Value

Short-Term Investment — 1.4%

Money Market Fund — 1.4%
Dreyfus Treasury & Agency Cash
Management Institutional, 0.00%(d)
(Cost $2,047,907)	2,047,907	$2,047,907

Investment of Cash Collateral For
Securities Loaned — 3.9%

Money Market Fund — 3.9%
Dreyfus Government Cash
Management Fund, 0.01%(e)
(Cost $5,897,837)	5,897,837	$5,897,837
Total Investments — 104.6%
(Cost $154,378,546)		156,421,223
Liabilities in Excess of Other Assets — (4.6)%		(6,928,034)
Net Assets — 100.0%		$149,493,189

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,925,253; total market value of collateral held by the Fund was $8,115,368. Market value of the collateral held includes non-cash U.S. Treasury securities collateral held by the lending agent on behalf of the fund, having a value of $2,217,531.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $65,725,474.
(d)	Rate shown reflects the 7-day yield at October 31, 2015.
(e)	Rate shown reflects the 1-day yield at October 31, 2015.
ETF	— Exchange Traded Fund

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2015 (unaudited)

Total Return Swap contracts outstanding at October 31, 2015:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amounts Long (Short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.69%	12/30/2016 – 2/28/2017	$229,637	$—
CurrencyShares Euro Trust	Morgan Stanley	1.12%	5/19/2016	1,292,689	—
CurrencyShares Japanese
Yen Trust	Morgan Stanley	(1.76)%	5/19/2016	(4,376,102)	—
CurrencyShares Japanese
Yen Trust	Bank of America Merrill Lynch	(2.16)%	4/28/2017	(789,439)	—
Guggenheim S&P 500 Pure
Growth ETF	Morgan Stanley	1.12%	5/19/2016	12,776	—
Guggenheim S&P 500 Pure
Value ETF	Morgan Stanley	1.12%	5/19/2016	33,970	—
iPath Bloomberg Commodity Index
Total Return ETN	Morgan Stanley	1.12%	5/19/2016	39,592	—
iPath Bloomberg Commodity Index
Total Return ETN	Bank of America Merrill Lynch	0.69%	4/28/2017	7,035	—
iPATH S&P 500 VIX Mid-Term
Futures ETN	Morgan Stanley	1.12%	5/19/2016	376,723	—
iPATH S&P 500 VIX Mid-Term
Futures ETN	Bank of America Merrill Lynch	0.69%	4/28/2017	66,907	—
iShares 1-3 Year Treasury Bond ETF	Bank of America Merrill Lynch	0.69%	12/30/2016 – 2/28/2017	576,505	—
iShares 1-3 Year Treasury Bond ETF	Morgan Stanley	1.12%	5/19/2016	3,246,020	—
iShares China Large-Cap ETF	Morgan Stanley	(1.01)%	5/19/2016	(1,825,670)	—
iShares Core U.S. Aggregate
Bond ETF	Morgan Stanley	1.12%	5/19/2016	3,926,409	—
iShares Core U.S. Aggregate
Bond ETF	Bank of America Merrill Lynch	0.69%	10/31/2016 – 2/28/2017	697,415	—
iShares Core U.S. Credit Bond ETF	Morgan Stanley	1.12%	5/19/2016	719,390	—
iShares Core U.S. Credit Bond ETF	Bank of America Merrill Lynch	0.69%	11/30/2016 – 4/28/2017	127,790	—
iShares Europe ETF	Bank of America Merrill Lynch	0.69%	8/31/2016 – 3/31/2017	20,819	—
iShares Europe ETF	Morgan Stanley	1.12%	5/19/2016	117,146	—
iShares iBoxx $ High Yield Corporate
Bond ETF	Morgan Stanley	(3.88)%	5/19/2016	(2,160,643)	—
iShares iBoxx $ High Yield Corporate
Bond ETF	Bank of America Merrill Lynch	(6.15) – (3.70)%	12/30/2016 – 3/31/2017	(389,771)	—
iShares iBoxx $ Investment Grade
Corporate Bond ETF	Morgan Stanley	1.12%	5/19/2016	20,917,647	—
iShares iBoxx $ Investment Grade
Corporate Bond ETF	Bank of America Merrill Lynch	0.69%	3/31/2017 – 4/28/2017	3,715,311	—
iShares India 50 ETF	Morgan Stanley	1.12%	5/19/2016	28,456	—
iShares MSCI All Country Asia ex
Japan ETF	Morgan Stanley	(4.00)%	5/19/2016	(2,678,982)	—
iShares MSCI All Country Asia ex
Japan ETF	Bank of America Merrill Lynch	(5.75) – (3.38)%	10/31/2016 – 4/28/2017	(483,215)	—
iShares MSCI Brazil Capped ETF	Morgan Stanley	1.12%	5/19/2016	397,869	—
iShares MSCI China ETF	Morgan Stanley	(5.51)%	5/19/2016	(580,087)	—
iShares MSCI EAFE ETF	Morgan Stanley	1.12%	5/19/2016	1,637,259	—
iShares MSCI EAFE ETF	Bank of America Merrill Lynch	0.69%	1/31/2017 – 4/28/2017	290,822	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	(2.26)%	5/19/2016	(1,933,279)	—
iShares MSCI Emerging Markets ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	10,043	—
iShares MSCI Emerging Markets ETF	Morgan Stanley	1.12%	5/19/2016	56,455	—
iShares MSCI Eurozone ETF	Morgan Stanley	1.12%	5/19/2016	474,923	—
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	0.69%	8/31/2016 – 4/28/2017	84,350	—
iShares MSCI India ETF	Morgan Stanley	1.12%	5/19/2016	117,708	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(2.88)%	5/19/2016	(2,292,510)	—
iShares MSCI Russia Capped ETF	Morgan Stanley	1.12%	5/19/2016	8,395	—
iShares Russell 1000 Growth ETF	Morgan Stanley	1.12%	5/19/2016	146,479	—
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	26,081	—
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	163,473	—
iShares Russell 1000 Value ETF	Morgan Stanley	1.12%	5/19/2016	920,361	—
iShares Russell 2000 ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	441,406	—
iShares Russell 2000 ETF	Morgan Stanley	1.12%	5/19/2016	2,485,116	—
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	487,215	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1.12%	5/19/2016	2,742,814	—
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	(1.86)%	3/31/2017	(797,447)	—
iShares Russell 2000 Value ETF	Morgan Stanley	(1.52)%	5/19/2016	(4,421,040)	—
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	11,327	—
iShares S&P 500 Growth ETF	Morgan Stanley	1.12%	5/19/2016	63,597	—
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	54,679	—

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2015 (unaudited)

Total Return Swap contracts outstanding at October 31, 2015: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amounts Long (Short)	Unrealized Appreciation (Depreciation)[1]
iShares S&P 500 Value ETF	Morgan Stanley	1.12%	5/19/2016	$307,594	$—
iShares S&P Small-Cap 600
Growth ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	251,960	—
iShares S&P Small-Cap 600
Growth ETF	Morgan Stanley	1.12%	5/19/2016	1,418,371	—
iShares S&P Small-Cap 600
Value ETF	Morgan Stanley	(2.02)%	5/19/2016	(2,491,357)	—
iShares S&P Small-Cap 600
Value ETF	Bank of America Merrill Lynch	(2.35)%	3/31/2017	(449,354)	—
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	0.69%	11/30/2016 – 3/31/2017	176,763	—
iShares Short Treasury Bond ETF	Morgan Stanley	1.12%	5/19/2016	995,518	—
iShares Silver Trust	Morgan Stanley	1.12%	5/19/2016	149,495	—
iShares Silver Trust	Bank of America Merrill Lynch	0.69%	4/28/2017	26,551	—
iShares U.S. Real Estate ETF	Morgan Stanley	(0.76)%	5/19/2016	(675,678)	—
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	(0.31)%	4/28/2017	(121,857)	—
Market Vectors Russia ETF	Morgan Stanley	1.12%	5/19/2016	70,299	—
PowerShares DB Commodity Index
Tracking Fund	Bank of America Merrill Lynch	0.69%	4/28/2017	21,888	—
PowerShares DB Commodity Index
Tracking Fund	Morgan Stanley	1.12%	5/19/2016	123,287	—
PowerShares DB G10 Currency
Harvest Fund	Bank of America Merrill Lynch	0.69%	9/30/2016 – 3/31/2017	264,792	—
PowerShares DB G10 Currency
Harvest Fund	Morgan Stanley	1.12%	5/19/2016	1,490,775	—
PowerShares DB Gold Fund	Bank of America Merrill Lynch	(2.88)%	2/28/2017 – 4/28/2017	(202,521)	—
PowerShares DB Gold Fund	Morgan Stanley	(1.90)%	5/19/2016	(75)	—
PowerShares DB U.S. Dollar Index
Bullish Fund	Morgan Stanley	(3.01)%	5/19/2016	(5,571,640)	—
PowerShares Senior Loan Portfolio	Morgan Stanley	1.12%	5/19/2016	9,352,168	—
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	0.69%	3/31/2017 – 4/28/2017	1,661,106	—
ProShares VIX Mid-Term Futures ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	38,241	—
ProShares VIX Mid-Term Futures ETF	Morgan Stanley	1.12%	5/19/2016	215,494	—
SPDR Barclays 1-3 Month T-Bill	Bank of America Merrill Lynch	0.69%	10/31/2016 – 3/31/2017	135,030	—
SPDR Barclays 1-3 Month T-Bill	Morgan Stanley	1.12%	5/19/2016	760,070	—
SPDR Barclays Aggregate Bond ETF	Morgan Stanley	1.12%	5/19/2016	147,832	—
SPDR Barclays Aggregate Bond ETF	Bank of America Merrill Lynch	0.69%	10/31/2016 – 2/28/2017	26,268	—
SPDR Barclays Convertible
Securities ETF	Morgan Stanley	1.12%	5/19/2016	2,814,738	—
SPDR Barclays Convertible
Securities ETF	Bank of America Merrill Lynch	0.69%	2/28/2017	499,915	—
SPDR Barclays High Yield Bond ETF	Morgan Stanley	(1.72)%	5/19/2016	(1,486,335)	—
SPDR Barclays High Yield Bond ETF	Bank of America Merrill Lynch	(3.89) – (1.04)%	9/30/2016 – 3/31/2017	(268,127)	—
SPDR Blackstone / GSO Senior
Loan ETF	Morgan Stanley	1.12%	5/19/2016	1,347,354	—
SPDR Blackstone / GSO Senior
Loan ETF	Bank of America Merrill Lynch	0.69%	3/31/2017 – 4/28/2017	239,296	—
SPDR DB International Government
Inflation-Protected Bond ETF	Morgan Stanley	1.12%	5/19/2016	1,150,702	—
SPDR Dow Jones International
Real Estate ETF	Morgan Stanley	1.12%	5/19/2016	578,284	—
SPDR Dow Jones International
Real Estate ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	102,696	—
SPDR Dow Jones REIT ETF	Morgan Stanley	(1.26)%	5/19/2016	(513,687)	—
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	(0.31)%	4/28/2017	(92,619)	—
SPDR S&P 500 ETF Trust	Morgan Stanley	1.12%	5/19/2016	1,084,355	—
SPDR S&P 500 ETF Trust	Bank of America Merrill Lynch	0.69%	3/31/2017	192,543	—
SPDR S&P China ETF	Morgan Stanley	(4.26)%	5/19/2016	(275,179)	—
SPDR S&P International
Small Cap ETF	Morgan Stanley	(3.01)%	5/19/2016	(261,485)	—
Vanguard FTSE Developed
Markets ETF	Morgan Stanley	1.12%	5/19/2016	792,678	—
Vanguard FTSE Developed
Markets ETF	Bank of America Merrill Lynch	0.69%	1/31/2017 – 4/28/2017	140,786	—
Vanguard FTSE Emerging
Markets ETF	Morgan Stanley	1.12%	5/19/2016	91,525	—
Vanguard FTSE Emerging
Markets ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	16,270	—

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2015 (unaudited)

Total Return Swap contracts outstanding at October 31, 2015: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amounts Long (Short)	Unrealized Appreciation (Depreciation)[1]
Vanguard FTSE Europe ETF	Morgan Stanley	1.12%	5/19/2016	$629,178	$—
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	0.49 – 0.69%	3/31/2016 – 3/31/2017	111,764	—
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	(0.95) – (0.31)%	10/31/2016 – 4/28/2017	(506,410)	—
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.88)%	5/19/2016	(2,807,516)	—
Vanguard Growth ETF	Bank of America Merrill Lynch	0.69%	4/28/2017	17,486	—
Vanguard Growth ETF	Morgan Stanley	1.12%	5/19/2016	98,142	—
Vanguard REIT ETF	Bank of America Merrill Lynch	(0.31)%	4/28/2017	(784,200)	—
Vanguard REIT ETF	Morgan Stanley	(0.64)%	5/19/2016	(4,347,294)	—
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	0.69%	11/30/2016 – 2/28/2017	751,127	—
Vanguard Short-Term Bond ETF	Morgan Stanley	1.12%	5/19/2016	4,228,728	—
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	320,801	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.12%	5/19/2016	1,806,322	—
Vanguard Small-Cap Value ETF	Morgan Stanley	(3.02)%	5/19/2016	(4,362,435)	—
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	(3.14)%	3/31/2017	(786,917)	—
Vanguard Total Bond Market ETF	Bank of America Merrill Lynch	0.69%	10/31/2016 – 2/28/2017	702,740	—
Vanguard Total Bond Market ETF	Morgan Stanley	1.12%	5/19/2016	3,956,346	—
Vanguard Value ETF	Bank of America Merrill Lynch	0.69%	3/31/2017	118,394	—
Vanguard Value ETF	Morgan Stanley	1.12%	5/19/2016	666,578	—
WisdomTree Emerging Currency
Strategy Fund	Morgan Stanley	1.12%	5/19/2016	723,718	—
WisdomTree International SmallCap
Dividend Fund	Morgan Stanley	(3.51)%	5/19/2016	(406,981)	—

Net Unrealized Appreciation (Depreciation)					$—

The total value of securities segregated as collateral for swap contracts with Morgan Stanley amounted to $58,490,306 and at Bank of America Merrill Lynch $7,235,168 at October 31, 2015.

Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a Reset date of October 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$831,118	$—		$—	$831,118
Investment Companies	147,644,361	—		—	147,644,361
Short-Term Investment:
Money Market Fund	2,047,907	—		—	2,047,907
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,897,837	—		—	5,897,837
Total Investments in Securities	$156,421,223	$—		$—	$156,421,223
Other Financial Instruments
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and
Other Financial Instruments	$156,421,223	$—		$—	$156,421,223

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of October 31, 2015.

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2015 (unaudited)

Assets
Investments, at value, (including securities loaned of $7,925,253) (cost $154,378,546)	$156,421,223
Due from Broker	1,303,193
Receivable for capital shares sold	103,106
Prepaid expenses and other receivables	14,982
Total Assets	157,842,504

Liabilities
Collateral for securities on loan(a)	5,897,837
Due to broker	1,969,887
Payable for capital shares redeemed	270,723
Advisory fees payable	122,451
Compliance fees payable	2,583
Distribution fees payable — Class A	2,223
Accrued expenses	83,611
Total Liabilities	8,349,315
Net Assets	$149,493,189

Composition of Net Assets
Shares of beneficial interest outstanding (par value of $0.001 per share)
unlimited number of shares authorized	$14,405
Paid-in capital in excess of par	146,478,639
Undistributed net investment income	2,291,662
Accumulated net realized loss from investment securities	(1,334,194)
Net unrealized appreciation on investment securities	2,042,677
Net Assets	$149,493,189

NET ASSET VALUE PER SHARE

Class	Net Assets	Shares Outstanding	Net Asset Value
Class A	$10,492,875	1,015,789	$10.33
Class I	$139,000,314	13,389,435	$10.38

Maximum Sales Charge Imposed on Class A Purchases (as a percentage of offering price)			5.81%

Maximum Offering Price Per Share — Class A			$10.93

(a)	Total market value of the collateral held includes non-cash U.S. Treasury securities collateral held by the lending agent on behalf of the fund, having a value of $2,217,531.

See notes to financial statements.

Statement of Operations

For the Six Months Ended October 31, 2015 (unaudited)

Investment Income
Dividend income		$1,795,174
Securities lending income, net of borrower rebates		37,150
Total Investment Income		1,832,324

Expenses
Advisory fees	$855,466
Transfer agent fees	68,121
Professional fees	61,082
Administrative and accounting fees	59,696
Trustee fees and expenses	35,442
Blue sky fees	28,154
Distribution fee — Class A	22,333
Shareholder reporting fees	19,105
Compliance fees	15,082
Insurance fees	14,748
Custodian fees	12,043
Registration fees	6,033
Miscellaneous fees	504
Total expenses		1,197,809
Net Investment Income		634,515

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investment securities		(2,149,452)
Swap transactions		(1,863,034)
Total net realized loss		(4,012,486)
Net change in net unrealized appreciation/depreciation on
Investment securities		(4,973,458)
Net realized and unrealized loss		(8,985,944)
Net Decrease in Net Assets Resulting from Operations		$(8,351,429)

See notes to financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$634,515	$2,772,273
Net realized gain (loss) on investment securities and swap transactions	(4,012,486)	7,521,698
Change in net unrealized appreciation/depreciation
on investment securities	(4,973,458)	(749,637)
Net increase / (decrease) in net assets resulting from operations	(8,351,429)	9,544,334
Dividends and Distributions to Shareholders from:
Net investment income
Class A	—	(352,526)
Class I	—	(4,746,549)
Total net investment income dividend distributions to shareholders	—	(5,099,075)
Net realized gains
Class A	—	(647,238)
Class I	—	(7,214,251)
Total net realized gain distributions to shareholders	—	(7,861,489)
Capital Share Transactions
Class A
Proceeds from shares sold	4,764,642	8,579,210
Cost of shares redeemed	(13,147,729)	(21,954,714)
Proceeds from distributions reinvested	—	941,212
Net Decrease from capital share transactions — Class A	(8,383,087)	(12,434,292)
Class I
Proceeds from shares sold	17,089,842	83,967,012
Cost of shares redeemed	(46,745,698)	(97,567,767)
Proceeds from distributions reinvested	—	11,288,357
Net Decrease from capital share transactions — Class I	(29,655,856)	(2,312,398)
Total increase (decrease) from capital shares transactions	(38,038,943)	(14,746,690)
Total decrease in net assets	(46,390,372)	(18,162,920)
Net Assets
Beginning of period	195,883,561	214,046,481
End of period	$149,493,189	$195,883,561
Undistributed net investment income (loss) included in net assets
at the end of the period	$2,291,662	$1,657,147
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	1,836,804	2,951,553
Shares sold	447,860	778,167
Shares redeemed	(1,268,875)	(1,982,046)
Shares issued for distributions reinvested	—	89,130
Shares outstanding, end of period	1,015,789	1,836,804
Class I
Shares outstanding, beginning of period	16,219,061	16,501,389
Shares sold	1,609,292	7,562,311
Shares redeemed	(4,438,918)	(8,912,601)
Shares issued for distributions reinvested	—	1,067,962
Shares outstanding, end of period	13,389,435	16,219,061

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	CLASS A
	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Net asset value, beginning of period	$10.82	$10.98	$10.52	$10.23	$10.64	$10.12
Income from Investment Operations
Net investment income[1]*	0.02	0.09	0.07	0.11	0.12	0.16
Net realized and unrealized gain (loss)	(0.51)	0.29	0.50	0.33	(0.36)	0.50
Distributions of net realized gains from
investment in other investment
companies	—	0.05	0.00 [2]	0.01	0.02	0.00 [2]
Net increase (decrease) resulting from
operations	(0.49)	0.43	0.57	0.45	(0.22)	0.66
Less distributions from:
Net investment income	—	(0.21)	(0.04)	(0.16)	(0.12)	(0.13)
Net realized gains	—	(0.38)	(0.07)	—	(0.07)	(0.01)
Total distributions to shareholders	—	(0.59)	(0.11)	(0.16)	(0.19)	(0.14)
Capital share transactions:
Redemption fees	—	—	0.00 [2]	0.00 [2]	—	—
Net asset value, end of period	$10.33	$10.82	$10.98	$10.52	$10.23	$10.64
Total Return
Total investment return based on
net asset value[3]	(4.53)%	3.99%	5.44%	4.42%	(2.05)%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,493	$19,882	$32,408	$24,779	$34,210	$31,834
Ratio to average net assets of:[4]
Expenses net of reimbursements	1.75%[5]	1.55%	1.60%	1.56%	1.65%	1.90%
Expenses before reimbursements	1.75%[5]	1.55%	1.60%	1.56%	1.65%	1.90%
Net investment Income*	0.35%[5]	0.77%	0.63%	1.06%	1.20%	1.55%
Portfolio turnover rate	156%[7]	116%[6]	174%	197%	142%	195%

See footnotes on page 17.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	CLASS I
	For the Six Months Ended October 31, 2015 (unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Net asset value, beginning of period	$10.85	$11.01	$10.55	$10.26	$10.67	$10.14
Income from Investment Operations
Net investment income[1]*	0.04	0.14	0.12	0.14	0.17	0.21
Net realized and unrealized gain (loss)	(0.51)	0.27	0.50	0.33	(0.37)	0.51
Distributions of net realized gains from
investment in other investment
companies	—	0.06	0.00 [2]	0.02	0.02	0.00 [2]
Net increase (decrease) resulting
from operations	(0.47)	0.47	0.62	0.49	(0.18)	0.72
Less distributions from:
Net investment income	—	(0.25)	(0.09)	(0.20)	(0.16)	(0.18)
Net realized gains	—	(0.38)	(0.07)	—	(0.07)	(0.01)
Total distributions to shareholders	—	(0.63)	(0.16)	(0.20)	(0.23)	(0.19)
Capital share transactions:
Redemption fees	—	—	0.00 [2]	0.00 [2]	—	—
Net asset value, end of period	$10.38	$10.85	$11.01	$10.55	$10.26	$10.67
Total Return
Total investment return based on
net asset value[3]	(4.33)%	4.39%	5.85%	4.78%	(1.62)%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,000	$176,001	$181,639	$208,386	$237,466	$174,916
Ratio to average net assets of:[4]
Expenses net of reimbursements	1.28%[5]	1.16%	1.21%	1.18%	1.16%	1.30%
Expenses before reimbursements	1.28%[5]	1.16%	1.21%	1.18%	1.16%	1.30%
Net investment Income*	0.74%[5]	1.28%	1.11%	1.40%	1.62%	2.05%
Portfolio turnover rate	156%[7]	116%[6]	174%	197%	142%	195%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
1	Based on average shares outstanding.
2	Less than $0.005 per share.
3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported.
4	The ratio to average net assets do not include net investment income or expenses of other investment companies in which the Fund invests.
5	Annualized.
6	Portfolio turnover rate excludes the value of securities received or delivered as a result of in-kind transactions.
7	Portfolio turnover rate is not annualized and excludes the value of securities received or delivered as a result of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2015 (unaudited)

1. ORGANIZATION

IQ Hedge Multi-Strategy Plus Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Class A Shares and Class I Shares. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Plus Index (the “Index”). The Index seeks to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

In preparing financial statements in conformity with GAAP, management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which may provide general indemnifications.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities on the NASDAQ Stock Market LLC are generally valued at the NASDAQ official closing price. The primary exchanges for the Fund’s foreign equity securities may close for trading at various times prior to the close of regular trading on the NYSE, and the value of such securities used in computing the Fund’s NAV are generally determined as of such time. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on Exchange Traded Funds is taken from the exchange where the security is primarily traded.

The Fund automatically sweeps uninvested cash balances into a money market fund, the Dreyfus Treasury & Agency Cash Management Institutional Fund. The Dreyfus Treasury & Agency Cash Management Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Treasury & Agency Cash Management Institutional Fund has no redemption restriction and is valued at the daily NAV.

Under normal conditions, the Fund invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

As of October 31, 2015, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for federal income tax purposes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distribution to shareholders are recorded on the ex-dividend date. Therefore, no federal, state and local income tax provisions are required.

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Class A Shares may be lower than dividends on the Class I Shares as a result of the service and/or distribution fees applicable to Class A Shares. Net realized long-term and short-term capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

Securities Lending

The Bank of New York Mellon serves as the Fund’s securities lending agent. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The Bank of New York Mellon will manage the Funds’ cash collateral in accordance with the securities lending agreement between the Funds and the Bank of New York Mellon, and indemnify the Funds’ portfolio against counterparty risk.

The securities lending income earned by the Fund is disclosed on the Statement of Operations. The value of loaned securities and related collateral outstanding at October 31, 2015 are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified by ASU 2013-1, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) securities lending and recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

The Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by the Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, the Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, the Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral the Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, the Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Fund does not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2015, the Fund has transactions subject to enforceable master netting agreements and securities lending transactions.

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

Total Return Swap contracts are valued at the unrealized appreciation/depreciation of the instrument. Securities segregated as collateral for swap contracts are footnoted within the Fund’s Schedule of Investments and the cash collateral is noted at the end of the Fund’s swap table.

At October 31, 2015 the unrealized appreciation/depreciation for the Fund was zero, reflecting a reset date at period end based on the contractual agreement with Morgan Stanley & Co. LLC and Bank of America Merrill Lynch, the Fund’s counterparties.

As of October 31, 2015, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received	Net Amount
IQ Hedge Multi-Strategy Plus Fund
Securities Lending	$7,925,253	$(7,925,253)[1]	$—	$—	$—	$—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by (other than class specific expenses) underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily between share classes based on the net asset value of that class in relation to the net asset value of the Fund. Class level expenses are allocated to the respective class as incurred. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to or to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Fund invests are not included in the amounts shown as expenses on the Statement of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

IndexIQ Advisors LLC, the Investment Advisor, serves as the investment advisor to the Fund and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement between the Trust, on behalf of the Fund, the Advisor provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly.

The Investment Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.65% of the average daily net assets for the Class I Shares and the Class A shares of the Fund for the twelve months ending September 30, 2016. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees.

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

At October 31, 2015, there were no recoupment amounts subject to future recovery.

Distribution Plan (12b-1 Fees)

NYLIFE Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor. The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A shares. The Distribution Plan allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class A shares of the Fund.

The Fund was advised by the Distributor that the amount of sales charges retained by the Distributor on sales of Class A shares was $0 for the six months ended October 31, 2015. The Distributor retained CDSCs on redemptions of Class A shares of $0 for the six months ended October 31, 2015. Note: There is no sales charge on Class I Shares.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc. serves as the Fund’s transfer agent.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2015, there were an unlimited number of common stock shares at $0.001 par value authorized by the Fund. Investors may purchase or redeem Class A Shares and Class I Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Redemption requests are processed at the next NAV on the effective date of redemption.

5. FEDERAL INCOME TAX

At October 31, 2015, the cost of investments (including securities on loan) on a tax basis was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$156,426,239	$2,709,786	$(2,714,802)	$(5,016)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The tax character of distributions paid from ordinary income during the years ended April 30, 2015 and April 30, 2014 were $8,398,289 and $1,570,409, respectively. $4,562,275 was distributed from long term capital gains during the fiscal year ended April 30, 2015 and $1,274,398 long term capital gains were distributed for the fiscal year ended April 30, 2014.

For the year ended April 30, 2015 the fund had no prior year capital losses carryforward.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended October 31, 2015 were $279,760,490 and $318,173,578, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS

Swaps:

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. Such loss could be in excess of the related amounts reflected in the Fund’s Statement of Assets and Liabilities.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Total return swaps can give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

During the six months ended October 31, 2015, the Fund utilized swaps to affect long and short exposure to several asset classes, including, among others, real estate, domestic equity, international equity, investment grade corporate bonds, high yield corporate bonds, convertible bonds, and U.S. short-term Treasury bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures affected by the swaps were consistent with the exposures of the Fund’s underlying index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2015, the Fund posted $65,725,474 as collateral for swaps.

Pursuant to documentation governing the Fund’s swap transactions between the Fund and its counterparties, Morgan Stanley Capital Services Inc. (“Morgan Stanley”) and Bank of America Merrill Lynch (“Merrill Lynch), the counterparties have the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, the counterparties may require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2015, the Fund has not triggered the conditions under such documentation that will give a counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2015, the fair values of open total return swap contracts were zero and therefore no derivative instruments were reflected on the Statement of Assets and Liabilities. As a result of October 31, 2015 being a swap reset date, the swap values reset to zero and the net unrealized appreciation or depreciation settled through cash and is reflected in net realized gain on swap transactions on the statement of operations.

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

Transactions in derivative instruments reflected on the Statement of Operations during the six months ended October 31, 2015, were as follows:

	Equity Risk	Total
Net Realized Loss
Total Return Swap transactions	$(1,863,034)	$(1,863,034)
Net realized gain	$(1,863,034)	$(1,863,034)

For the six months ended October 31, 2015, the monthly average net notional value of total return swap contracts held by the Fund was $49,857,134.

For the six months ended October 31, 2015, the monthly average volume of derivatives was as follows:

Monthly Average volume
Long
Swaps	$61,554,366
Short
Swaps	$111,411,500

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETPs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund’s underlying Index. The Fund will indirectly pay a proportional share of the fees, if any, of the underlying ETPs in which it invests.

Exchange Traded Product Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, exchange-traded vehicles (“ETVs”), and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the hedge fund indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Notes to Financial Statements (continued)

October 31, 2015 (unaudited)

Industry Concentration Risk

The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Total Return Swaps

The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

SEMI-ANNUAL REPORT | OCTOBER 31, 2015

IndexIQ Trust

IQ Hedge Multi-Strategy Plus Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Kaye Scholer, LLP
250 West 55th Street
New York, New York 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
NYLIFE Distributors, LLC
169 Lackawanna Avenue
Parsippany, NJ 07054

IQ Hedge Multi-Strategy Plus Fund
c/o IndexIQ
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573
1-888-934-0777

MEIQH10-12/15 1674900

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           IndexIQ Trust

By (Signature and Title)*       /s/ Adam S. Patti

Adam S. Patti

(Principal Executive Officer)

Date    December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Adam S. Patti

Adam S. Patti

(Principal Executive Officer)

Date   December 24, 2015

By (Signature and Title)*      /s/ David L. Fogel

David L. Fogel

(Principal Financial Officer)

Date   December 24, 2015

* Print the name and title of each signing officer under his or her signature.